FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of assets and liabilities measured at fair value
The below table sets forth the Company's assets and liabilities that were measured at fair value as of December 31, 2017 and 2016 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2017
	Level 1	Level 2	Level 3	Total

Assets:
Foreign exchange contracts	$-	$27	$-	$27

Total assets	$-	$27	$-	$27

	December 31, 2016
	Level 1	Level 2	Level 3	Total

Liabilities:
Contingent consideration related to acquisitions	$-	$-	$271	$271
Foreign exchange contracts	-	7	-	7
Liability presented at fair value	-	-	512	512

Total liabilities	$-	$7	$783	$790

Change of Fair Value Measurements
The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2017	$783
Cash settlements	(571)
Revaluation of liability presented at fair value	(212)

Total fair value as of December 31, 2017	$-